Factoring Agreement	6 Months Ended
Jun. 30, 2012
Factoring Agreement [Abstract]
FACTORING AGREEMENT

8 – FACTORING AGREEMENT

In June 2012, the Company entered into a factoring agreement with a finance company.  Under the terms of the agreement, the Company, at its discretion, assigns the collection rights of its receivables to the finance company in exchange for an advance rate of 85% of face value.  The assignments are transacted with recourse in the event of non-payment.  At June 30, 2012, the Company had factored approximately $471,000 of receivables and had received cash advances of approximately $401,000.